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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-21654

                    Pioneer Floating Rate Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Floating Rate Trust

  SCHEDULE OF INVESTMENTS 2/28/11 (unaudited)

 Principal

 S&P/Moody's

 Amount

 Ratings

  USD ($)

 (unaudited)

 COLLATERALIZED LOAN OBLIGATIONS  - 2.2%  of Net Assets

 Banks - 2.2%

 Diversified Banks - 0.7%

                1,000,000

 (a)(b)(c)

  BB+/Caa1

 Primus, Ltd., 2007-2A D, 2.703%, 7/15/21 (144A)

  $                      726,350

                1,000,000

 (a)(b)

  B+/B2

 Rampart, Ltd., 2006-1A, 3.853%, 4/18/21 (144A)

                           844,440

                   951,288

 (a)(b)

  CCC-/Caa3

 Stanfield McLaren, Ltd., 2007-1A B2L, 4.811%, 2/27/21 (144A)

                           723,750

  $                   2,294,540

 Thrifts & Mortgage Finance - 1.5%

                1,000,000

 (a)(b)

  B+/B1

 ACA, Ltd., 2007-1A D, 2.653%, 6/15/22 (144A)

  $                       828,150

                1,000,000

 (a)(b)

  BBB-/B2

 Goldman Sachs Asset Management Plc, 2007-1A D, 3.054%, 8/1/22 (144A)

                            849,610

                1,000,000

 (a)(b)

  BBB/Ca

 Gulf Stream Sextant, Ltd., 2007-1A D, 2.702%, 6/17/21 (144A)

                           836,630

                1,000,000

 (a)(b)

  B/Caa3

 Landmark CDO, Ltd., 2007-9A E, 3.803%, 4/15/21 (144A)

                           874,950

               2,000,000

 (a)(b)

  BB+/Ba3

 Stone Tower, Ltd., 2007-6A C, 1.653%, 4/17/21 (144A)

                         1,520,000

  $                   4,909,340

 Total Banks

  $                   7,203,880

 TOTAL COLLATERALIZED LOAN OBLIGATIONS

 (Cost $6,433,255)

  $                   7,203,880

 SENIOR SECURED FLOATING RATE LOAN INTERESTS  - 132.6%  of Net Assets*

 Energy - 1.9%

 Coal & Consumable Fuels - 0.3%

                1,000,000

  NR/NR

  PT Bumi Resources Tbk, Term Loan, 11.264%, 8/7/13

  $                    1,000,000

 Oil & Gas Drilling - 0.9%

                1,425,000

  NR/NR

 Big West Oil LLC, Term Loan, 7.0%, 3/31/16

  $                     1,446,671

                   978,313

 (a)(d)(e)

  NR/NR

 TARH E&P Holdings LP, First Lien Second Out Credit Facility Term Loan A, 5.83%, 6/29/12

                            978,313

                   426,419

 (a)(d)(e)

  NR/NR

 TARH E&P Holdings LP, Second Lien Debt Term Loan, 0.36%, 6/29/12

                           405,098

  $                   2,830,082

 Oil & Gas Equipment & Services - 0.7%

               2,343,638

  BB-/Ba3

  Aquilex Holdings LLC, Term Loan, 5.5%, 4/1/16

  $                   2,356,334

 Total Energy

  $                     6,186,416

 Materials - 6.4%

 Aluminum - 0.8%

                  238,399

  B+/Ba3

 Noranda Aluminum Acquisition Corp., Term Loan B, 2.012%, 5/18/14

  $                      238,002

               2,250,000

  BB-/Ba2

 Novelis, inc., Term Loan, 5.25%, 12/17/16

                        2,282,544

  $                   2,520,546

 Diversified Chemicals - 2.0%

                  523,997

  BB+/Ba2

 Celanese US Holdings LLC, Dollar Term Loan B, 1.803%, 4/2/14

  $                      526,253

                  523,997

  BB+/Ba2

 Celanese US Holdings LLC, Dollar Term Loan C, 3.03%, 10/31/16

                            529,126

                1,346,625

  B/B1

 General Chemical Corp., Tranche B Term Loan, 6.751%, 10/6/15

                         1,373,557

                   213,600

  BB-/Ba2

 Huntsman International LLC, New Dollar Term Loan B,1.798%, 4/19/14

                            213,333

                1,267,279

  BB+/Ba1

 Solutia, Inc., Initial Term Loan, 4.5%, 3/17/17

                         1,273,220

                1,235,294

  BB+/Ba1

 Solutia, Inc., Term Loan 1, 0.0%, 8/1/17

                         1,235,294

                1,470,000

  B/B2

 Univar, Inc., Term Loan B, 0.0%, 6/30/17

                         1,470,000

  $                   6,620,783

 Fertilizers & Agricultural Chemicals - 0.1%

                  200,036

  BBB/Ba1

 CF Industries, Inc., Term Loan B-1, 4.25%, 4/5/15

  $                       201,239

 Metal & Glass Containers - 0.1%

                  228,466

  B/Ba3

 Bway Holding Co., Replacement Term Loan B,  4.5%, 2/23/18

  $                      230,037

                     20,284

  B/Ba3

 Bway Holding Co., Replacement Term Loan C, 4.5%, 2/23/18

                              20,423

  $                      250,460

 Paper Packaging - 2.0%

                  770,863

  B+/B1

 Graham Packaging Co. LP, Term Loan C, 6.75%, 4/5/14

  $                      778,433

                 1,361,587

  B+/B1

 Graham Packaging Co. LP, Term Loan D, 6.0%, 9/23/16

                         1,377,270

                1,674,654

  BB+/Ba3

 Graphic Packaging International, Inc., Incremental Term Loan, 3.053%, 5/16/14

                          1,681,632

               2,688,994

  BB+/B2

 Smurfit-Stone Container Enterprises, Inc., Term Loan, 6.75%, 7/15/16

                         2,715,884

  $                    6,553,219

 Precious Metals & Minerals - 0.2%

                  594,289

  BB/B1

 Fairmount Minerals, Ltd., Tranche B Term Loan, 6.253%, 8/5/16

  $                       601,965

 Specialty Chemicals - 1.2%

               4,000,000

  NR/Ba1

 Chemtura Corp., Facility Term Loan, 5.5%, 8/29/16

  $                   4,047,520

 Total Materials

  $                20,795,732

 Capital Goods - 8.7%

 Aerospace & Defense - 2.7%

                  757,268

  B/B2

 DAE Aviation Holdings, Inc., Tranche B-1 Term Loan, 5.31%, 7/31/14

  $                      765,788

                1,097,250

  BB/Ba1

 DynCorp International, Inc., Term Loan, 6.25%, 7/7/16

                          1,109,594

                1,657,772

  BB/B1

 Hunter Defense Technologies, Inc., Term Loan, 3.31%, 8/22/14

                         1,620,472

                 1,842,013

 (d)

  B/NR

 IAP Worldwide Services, Inc., First Lien Term Loan, 8.25%, 12/30/12

                          1,839,136

                   731,392

  B/B2

 Standard Aero, Ltd., Tranche B-2 Term Loan, 5.31%, 7/31/14

                           739,620

                   619,038

  BB/Ba2

 TASC, Inc., Tranche A Term Loan, 5.5%, 12/18/14

                           622,327

                   321,750

  BB/Ba2

 TASC, Inc., Tranche B Term Loan, 5.75%, 12/18/15

                           323,493

                1,875,000

  BB-/Ba2

 TransDigm, Inc., First Lien Term Loan, 5.25%, 2/14/17

                         1,875,000

  $                   8,895,430

 Building Products - 3.4%

                1,725,000

  BB-/B1

 Armstrong World Industries, Inc., Term Loan B, 5.0%, 5/23/17

  $                    1,749,357

               2,000,000

  NR/NR

 CPG International I, Inc., Term Loan, 0.0%, 2/18/17

                         1,990,000

                3,703,125

  BB+/B1

 Clopay Ames True Temper Holding Corp., Term Loan, 7.75%, 9/30/16

                          3,721,641

                 1,321,688

  BB-/B2

 Excelitas Technologies Corp., Term Loan B, 5.5%, 11/29/16

                         1,334,904

                1,055,085

  B+/B1

 Custom Building Products, Inc., Term Loan, 5.75%, 3/19/15

                          1,064,317

                   1,152,112

  B+/B1

 Goodman Global, Inc., Initial Term Loan, 5.75%, 10/28/16

                           1,164,174

  $                  11,024,393

 Construction & Engineering - 0.4%

                  1,214,218

  BBB-/Ba1

 URS Corp., Tranche B Term Loan, 2.512%, 5/15/13

  $                       1,216,116

 Construction & Farm Machinery & Heavy Trucks - 0.8%

                1,488,940

  BB+/Ba2

 Bucyrus International, Inc., Tranche C U.S. Dollar Term Loan, 4.25%, 2/19/16

  $                     1,498,618

                 1,012,867

  BB/Ba2

 Manitowoc Co., Inc., Term Loan B, 8.0%, 11/6/14

                         1,024,680

  $                   2,523,298

 Electrical Components & Equipment - 0.9%

               2,055,000

  B+/B1

 Pelican Products, Inc., Term Loan , 5.75%, 11/30/16

  $                    2,072,981

                  893,250

  B+/B1

 Scotsman Industries, Inc., Term Loan, 5.514%, 4/30/16

                           900,508

  $                   2,973,489

 Industrial Conglomerates - 0.1%

                   345,317

  BB/Ba2

 Tomkins LLC, Term Loan B-1, 4.25%, 9/29/16

  $                      349,255

 Industrial Machinery - 0.4%

                 1,321,579

  B+/B1

 Alliance Laundry Systems LLC, Term Loan, 6.25%, 9/30/16

  $                    1,333,969

 Total Capital Goods

  $                 28,315,950

 Commercial & Professional Services - 5.8%

 Commercial Printing - 0.4%

                1,400,000

  BB-/Caa1

 Cenveo Corp., Facility Term Loan B, 6.25%, 12/21/16

  $                     1,416,334

 Diversified Commercial & Professional Services - 1.4%

                  960,000

  BB/Ba3

 Aramark Canada, Ltd., Canadian Term Loan, 2.178%, 1/26/14

  $                      945,600

                3,664,941

  B/B2

 Cydcor, Inc., First Lien Tranche B Term Loan, 9.0%, 2/5/13

                        3,597,377

  $                   4,542,977

 Diversified Support Services - 1.6%

                1,045,000

  B+/Ba3

 Allied Security Holdings LLC, Term Loan, 5.0%, 2/3/17

  $                     1,054,144

                 1,691,500

  BB-/B1

 InfoGroup, Inc., Term Loan B, 6.25%, 7/1/16

                          1,712,630

                  394,872

  BB+/Baa3

 Iron Mountain, Inc., Initial Term Loan, 1.813%, 4/16/14

                           396,846

               2,000,000

  B+/Ba3

 Language Line LLC, Tranche B Term Loan, 6.25%, 6/20/16

                        2,030,000

  $                    5,193,620

 Environmental & Facilities Services - 0.7%

                1,732,500

  B+/Ba3

 Advanced Disposal Services, Inc., Term Loan B, 6.0%, 1/14/15

  $                    1,747,659

                   418,625

  BB/Ba2

 Casella Waste Systems, Inc., Term Loan B, 7.0%, 4/9/14

                           420,064

  $                    2,167,723

 Human Resource & Employment Services - 0.6%

                1,900,000

  B/N/R

 Nexeo Solutions LLC, Term Loan B, 0.0%, 8/25/17

  $                     1,909,105

 Research & Consulting Services - 0.8%

               2,482,639

  BB/B1

 Wyle Services Corp., Incremental Term Loan, 7.75%, 3/25/16

  $                    2,498,156

 Security & Alarm Services - 0.3%

                  946,282

  BB/B1

 Protection One, Inc., Term Loan, 6.0%, 6/4/16

  $                       952,196

 Total Commercial & Professional Services

  $                    18,680,111

 Transportation - 3.5%

 Airlines - 1.7%

                  970,000

  BB-/Ba2

 Delta Airlines, Inc., Credit-Linked Deposit Loan, 1.946%, 4/30/12

  $                      967,272

                  467,879

  B/B2

 Delta Airlines, Inc., Second Lien Term Loan, 3.514%, 4/30/14

                           462,745

                  888,750

  BB-/Ba2

 Delta Airlines, Inc., Term Loan, 9.0%, 9/27/13

                           896,209

               3,600,000

  B+/B3

 US Airways Group, Inc., Term Loan, 2.762%, 3/21/14

                         3,331,285

  $                     5,657,511

 Marine - 0.4%

                 1,187,500

  BB-/B1

 Horizon Lines LLC, Term Loan, 3.31%, 8/8/12

  $                     1,145,937

 Trucking - 1.4%

                  629,762

 (d)

  B/B2

 SIRVA Worldwide, Inc., Revolving Credit Loan, 6.908%, 5/12/12

  $                      600,623

               2,756,964

 (d)

  BB/Ba3

 SIRVA Worldwide, Inc., Second Lien Term Loan, 12.0%, 5/12/15

                            758,165

                  1,114,628

 (d)

  B/B2

 SIRVA Worldwide, Inc., Term Loan, 12.736%, 5/12/12

                         1,097,909

               2,098,963

  BB-/B1

 Swift Transportation Co. LLC, Term Loan, 6.0%, 12/21/16

                          2,114,377

  $                    4,571,074

 Total Transportation

  $                  11,374,522

 Automobiles &  Components - 5.4%

 Auto Parts & Equipment - 3.1%

               2,859,526

  B/B2

 Allison Transmission, Inc., Term Loan, 3.02%, 8/7/14

  $                   2,856,490

                   717,669

  B+/Ba3

 Federal-Mogul Corp., Tranche B Term Loan, 2.198%, 12/29/14

                           699,335

                   366,158

  B+/Ba3

 Federal-Mogul Corp., Tranche C Term Loan, 2.198%, 12/28/15

                           356,803

                    481,271

  B+/B3

 HHI Group Holdings LLC, Term Loan, 10.5%, 3/30/15

                           489,693

               3,848,549

  B+/B1

 Key Safety Systems, Inc., First Lien Term Loan, 2.554%, 3/8/14

                         3,723,471

                  746,250

  BB-/Ba2

 Tenneco, Inc., Tranche B Term Loan, 5.053%, 6/3/16

                           756,044

                 1,125,000

  B/Ba2

 UCI International, Inc., Term Loan, 5.5%, 7/26/17

                          1,132,383

  $                   10,014,219

 Automobile Manufacturers - 2.3%

                7,446,810

  BB+/Baa3

 Ford Motor Co., Tranche B-1 Term Loan, 3.02%, 12/15/13

  $                     7,457,131

 Total Automobiles & Components

  $                  17,471,350

 Consumer Durables & Apparel - 1.9%

 Apparel, Accessories & Luxury Goods - 0.4%

                  867,577

  BBB/Ba2

 Phillips-Van Heusen Corp., U.S. Tranche B Term Loan, 5.25%, 5/6/16

  $                      867,577

                  372,000

  BBB/Ba2

 Phillips-Van Heusen Corp., U.S. Tranche B Term Loan (2011), 0.0%, 5/6/16

                           373,705

  $                     1,241,282

 Homebuilding - 0.3%

               2,369,368

 (c)(d)

  NR/NR

 Ginn LA Conduit Lender, Inc., First Lien Tranche A Credit-Linked Deposit Loan, 0.0%, 6/8/11

  $                       195,473

               5,077,235

 (c)(d)

  NR/NR

 Ginn LA Conduit Lender, Inc., First Lien Tranche B Term Loan, 0.0%, 6/8/11

                            418,872

                1,000,000

 (a)(c)(f)

  BB-/B1

 WAICCS Las Vegas 3 LLC, First Lien Term Loan, 7.75%, 7/30/09

                           272,500

               4,500,000

 (a)(c)(f)

  BB-/Caa2

 WAICCS Las Vegas 3 LLC, Second Lien Term Loan, 13.25%, 7/30/09

                              33,750

  $                      920,595

 Housewares & Specialties - 0.9%

                  496,862

  BB+/Ba1

 Jarden Corp., Term Loan B-3, 2.803%, 1/24/12

  $                      499,502

                1,500,000

  BB/NR

 Reynolds Group Holdings, Inc., U.S. Term Loan, 4.2.5%, 2/9/18

                           1,511,250

                    861,163

  BB-/Ba2

 Yankee Candle Co., Inc., Term Loan, 2.27%, 2/6/14

                           860,302

  $                    2,871,054

 Leisure Products - 0.3%

                  982,328

  BB-/Ba3

 SRAM LLC, Term Loan, 5.007%, 4/30/15

  $                      993,379

 Total Consumer Durables & Apparel

  $                    6,026,310

 Consumer Services - 8.2%

 Casinos & Gaming - 1.2%

               2,000,000

  B/Caa1

 Harrah's Operating Co., Inc., Term Loan B-1, 3.03%, 1/28/15

  $                    1,862,494

                 1,188,000

  B/Caa1

 Harrah's Operating Co., Inc., Term Loan B-4, 9.5%, 10/31/16

                         1,263,240

                   715,085

  BB+/Ba2

 Penn National Gaming, Inc., Term Loan B, 2.031%, 10/3/12

                            714,538

  $                   3,840,272

 Education Services - 2.2%

                2,100,000

  B/B1

 Ascend Learning LLC, First Lien Term Loan, 7.75%, 12/6/16

  $                   2,094,750

               3,886,646

  BB-/Ba2

 Bright Horizons Family Solutions, Inc., Tranche B Term Loan, 7.5%, 5/28/15

                         3,917,879

                  992,308

  B+/B2

 Cengage Learning Acquisitions, Inc., Term Loan, 2.55%, 7/3/14

                           957,639

  $                   6,970,268

 Hotels, Resorts & Cruise Lines - 0.3%

                 1,145,803

  B/B3

 Yellowstone Mountain Club LLC, Senior First Lien Term Loan, 6.0%, 7/16/14

  $                     1,122,887

 Leisure Facilities - 1.0%

                1,750,000

  BB-/Ba2

 Cedar Fair LP,  US Term Loan-1, 0.0%, 12/15/17

  $                     1,761,485

                 1,486,861

  B+/Ba2

 Universal City Development Partners, Ltd., Term Loan, 5.5%, 11/6/14

                         1,505,756

  $                    3,267,241

 Restaurants - 2.0%

                1,650,000

  BB-/Ba3

 Burger King Corp., Tranche B Term Loan, 4.5%, 10/19/16

  $                      1,661,172

                  328,000

  N/R/Ba2

 DineEquity, Inc., Term Loan B-1, 0.0%, 10/19/17

                            330,716

               4,065,000

  N/R/B2

 Dunkin' Brands, Inc., Term Loan B-1, 0.0%, 11/23/17

                        4,098,028

                  497,500

  BB/Ba2

 Wendy's/Arby's Restaurants LLC, Term Loan, 5.0%, 5/24/17

                           502,942

  $                   6,592,858

 Specialized Consumer Services - 1.5%

                   955,176

  B+/Ba3

 Adesa, Inc., Initial Term Loan, 3.02%, 10/21/13

  $                      956,882

               3,870,426

  B+/B1

 Web Service Co., LLC, Term Loan, 7.0%, 8/28/14

                        3,889,778

  $                   4,846,660

 Total Consumer Services

  $                 26,640,186

 Media - 24.4%

 Advertising - 2.0%

                1,500,000

  B+/NR

 Advantage Sales & Marketing, Inc., First Lien Term Loan, 5.25%, 12/17/17

  $                     1,513,923

               3,473,750

  BB-/Ba3

 Affinion Group, Inc., Tranche B Term Loan, 5.0%, 10/9/16

                        3,500,345

                 1,622,174

  BB/Baa3

 Lamar Media Corp., Term Loan B, 4.25%, 12/30/16

                         1,635,862

  $                    6,650,130

 Broadcasting - 9.0%

                1,332,487

  B/B2

 FoxCo Acquisition Sub LLC, Term Loan, 7.5%, 7/14/15

  $                    1,335,478

                  836,206

 (a)

  NR/NR

 New Young Broadcasting Holding Co. Inc., Term Loan, 8.0%, 6/30/15

                           845,090

  AUD

              16,413,373

  B-/B2

 SMG H5 Pty, Ltd., Facility Term Loan A, 6.946%, 12/24/12

                       16,254,091

                1,305,000

  BB-/Ba3

 TWCC Holding Corp., Term Loan, 4.25%, 2/11/17

                          1,319,844

                 9,803,161

  B/B2

 Univision Communications, Inc., Extended First Lien Term Loan, 4.512%, 3/31/17

                         9,556,415

  $                  29,310,918

 Cable & Satellite - 8.6%

              19,591,675

 (a)(c)(d)(e)

  NR/B3

 Broadstripe LLC, First Lien Term Loan, 0.0%, 6/30/11

  $                   8,522,379

                1,428,203

 (a)(c)(d)(e)

  CCC+/B3

 Broadstripe LLC, Revolver Credit Loan, 0.0%, 6/30/11

                            621,268

                 7,711,779

  BB-/Ba3

 Cequel Communications LLC, Term Loan, 2.263%, 11/5/13

                         7,715,372

                     23,362

  BB+/Ba1

 Charter Communications Operating LLC, Term Loan B-1, 2.27%, 3/6/14

                              23,337

                4,351,565

  BB+/Ba1

 Charter Communications Operating LLC, Term Loan C, 3.56%, 9/6/16

                        4,375,025

                1,990,000

  BB-/Ba3

 MCC Iowa LLC, Tranche F Term Loan, 4.5%, 10/23/17

                        2,003,267

               4,789,980

  B-/B1

 WideOpenWest Finance LLC, First Lien Term Loan, 2.764%, 6/30/14

                          4,511,563

  $                  27,772,211

 Movies & Entertainment - 3.8%

               2,380,607

  B+/NR

 Alpha Topco, Ltd. (Formula One), Facility Term Loan B-1, 2.707%, 12/31/13

  $                     2,351,147

                1,608,032

  B+/NR

 Alpha Topco, Ltd. (Formula One), Facility Term Loan B-2,  2.707%, 12/31/13

                          1,588,133

                  1,344,131

  B-/B1

 Carmike Cinemas, Inc., Initial Term Loan, 5.5%, 1/27/16

                          1,361,353

                1,772,603

  NR/Ba1

 Cinedigm Digital Funding I LLC, Term Loan, 5.25%, 4/29/16

                         1,785,897

               4,000,000

  B+/N/R

 Knology, Inc., Term Loan B, 0.0%, 8/18/17

                        4,025,000

                1,244,865

  B/B3

 Lodgenet Entertainment Corp., Closing Date Term Loan, 2.31%, 4/4/14

                          1,160,058

  $                  12,271,588

 Publishing - 1.0%

                  880,575

  B+/NR

 Interactive Data Corp., Term Loan B, 4.75%, 2/11/18

  $                      890,009

  EURO

                    891,129

  B/Ba3

 Mediannuaire Holding, Term Loan B-2, 3.279%, 10/10/14

                           956,966

  EURO

                  890,707

  B/Ba3

 Mediannuaire Holding, Term Loan C, 3.779%, 10/9/15

                            956,512

                  446,928

  B/B1

 R.H. Donnelley, Inc., Term Loan, 9.0%, 10/24/14

                           348,325

  $                      3,151,812

 Total Media

  $                 79,156,659

 Retailing - 4.5%

 Apparel Retail - 0.8%

               2,500,000

  B+/NR

 Gymboree Corp., Term Loan, 5.0%, 2/23/18

  $                    2,514,063

 Automotive Retail - 0.1%

                  400,000

  BB+/Ba3

 Autotrader.com, Inc., Tranche B Term Loan, 4.75%, 12/15/16

  $                      403,832

 General Merchandise Stores - 2.2%

                 2,841,135

  BBB-/Ba2

 Dollar General Corp., Tranche B-1 Term Loan, 3.03%, 7/7/14 (144A)

  $                   2,849,039

               4,268,478

  BB/Ba3

 Dollar General Corp., Tranche B-2 Term Loan, 3.013, 7/7/14 (144A)

                        4,279,636

  $                    7,128,675

 Oil & Gas - 0.5%

                1,459,283

  BBB-/Ba2

 Pilot Travel Centers LLC, Term Loan B, 5.25%, 6/30/16

  $                    1,477,069

 Specialty Stores - 0.9%

                   945,016

  BB+/B1

 Sally Holdings LLC, Term Loan B, 2.51%, 11/16/13

  $                      947,733

                1,975,672

  B+/Ba3

 Savers, Inc., Term Loan, 5.75%, 3/11/16

                           1,991,313

  $                   2,939,046

 Total Retailing

  $                 14,462,685

 Food & Staples Retailing - 1.7%

 Food Retail - 1.7%

                  400,000

  BB-/Ba3

 NBTY, Inc., Term Loan B, 6.25%, 10/1/17

  $                      405,208

                  400,000

  BB-/N/R

 NBTY, Inc., Term Loan B-1, 0.0%, 10/1/17

                           402,500

               4,794,773

  B+/Ba3

 Pinnacle Foods Finance LLC, Term Loan, 2.76%, 4/2/14

                         4,791,479

 Total Food & Staples Retailing

  $                    5,599,187

 Food, Beverage & Tobacco - 4.9%

 Agricultural Products - 0.4%

                1,434,307

  B/B1

 Wm. Bolthouse Farms, Inc., First Lien Term Loan, 5.501%, 2/11/16

  $                    1,446,560

 Distillers & Vintners - 0.3%

                   363,391

  BB/Ba3

 Constellation Brands, Inc., Extending Tranche B Term Loan, 3.063%, 6/5/15

  $                       363,617

                  736,609

  BB/Ba3

 Constellation Brands, Inc., Non-Extending Tranche B Term Loan, 1.813%, 6/5/13

                            741,209

  $                     1,104,826

 Packaged Foods & Meats - 4.2%

                   982,143

  BB-/Ba3

 Dean Foods Co., Tranche B Term Loan, 1.80%, 4/2/14

  $                       956,771

                1,845,000

  B+/Ba3

 Del Monte Foods Co., Initial Term Loan, 0.0%, 2/16/18

                         1,859,703

                    210,176

  BB-/Ba2

 Dole Food Co., Inc., Tranche B-1 Term Loan, 5.059%, 3/2/17

                            212,202

                  522,026

  BB-/Ba2

 Dole, Ltd., Tranche C-1 Term Loan, 5.039%, 3/2/17

                           527,058

                1,300,000

  B+/Ba3

 Green Mountain Coffee Roasters, Inc., Facility Term Loan B, 5.0%, 12/16/16

                          1,310,563

                1,592,000

  N/R/B1

 Michael Foods Group, Inc., Facility Term Loan B, 0.0%, 2/25/18

                         1,604,604

                3,591,000

  B+/B1

 Pierre Foods, Inc., First Lien Term Loan, 7.0%, 9/30/16

                        3,623,545

               2,500,000

  N/R/N/R

 Pierre Foods, Inc., Second Lien Term Loan, 11.25%, 9/29/17

                        2,568,750

                1,000,000

  BB-/B1

 Windsor Quality Food Co., Ltd., Tranche B Term Loan, 0.0%, 2/16/17

                         1,007,500

  $                 13,670,696

 Total Food, Beverage & Tobacco

  $                 16,222,082

 Household & Personal Products - 2.8%

 Household Products - 1.8%

               2,458,456

  BB-/Ba2

 JohnsonDiversey, Inc., Tranche B Dollar Term Loan, 5.25%, 11/24/15

  $                   2,464,602

               2,629,333

  B/B2

 Spectrum Brands, Inc., Term Loan, 5.013%, 6/17/16

                         2,661,653

                  800,000

  B+/Ba3

 Viking Acquisition, Inc., Term Loan, 6.0% 11/15/16

                           806,000

  $                   5,932,255

 Personal Products - 1.0%

                   967,419

 (a)(c)

  B-/B3

 Appleseed's Intermediate Holdings, Inc., First Lien Term Loan, 0.0%, 4/30/13

  $                      686,867

                2,481,250

  BB-/Ba3

 Revlon Consumer Products Corp., Term Loan, 6.0%, 3/11/15

                         2,497,145

  $                     3,184,012

 Total Household & Personal Products

  $                     9,116,267

 Health Care Equipment & Services - 17.4%

 Health Care Equipment & Services - 2.0%

                   707,143

  B/NR

 Fenwal, Inc., First Lien Delayed Draw Term Loan, 2.56%, 2/28/14

  $                      668,250

                4,125,000

  B/NR

 Fenwal, Inc., Initial First Lien Term Loan, 2.56%, 2/28/14

                         3,898,125

                  235,765

  BBB-/Baa3

 Fresenius SE, Tranche C-1 Dollar Term Loan, 4.5%, 9/10/14

                            237,681

                   134,675

  BBB/NR

 Fresenius SE, Tranche C-2 Term Loan, 4.5%, 9/10/14

                            135,770

                1,725,000

  BB-/B1

 Onex Carestream Finance LP, Term Loan, 0.0% 2/25/17

                          1,716,529

  $                   6,656,355

 Health Care Facilities - 4.3%

               2,382,000

  B/B1

 Ardent Medical Services, Inc., Term Loan, 6.5%, 9/15/15

  $                   2,404,827

                     56,563

  BB/Ba3

 CHS/Community Health Systems, Inc., Delayed Draw Term Loan, 2.56%, 7/25/14

                              56,209

                1,098,276

  BB/Ba3

 CHS/Community Health Systems, Inc., Term Loan, 2.56%, 7/25/14

                           1,091,412

               2,698,472

  BB/Ba3

 HCA, Inc., Tranche B-1 Term Loan, 2.553%, 11/18/13

                         2,694,163

                3,471,473

  BB/Ba3

 HCA, Inc., Tranche B-2 Term Loan, 3.553%, 3/31/17

                        3,489,622

               2,768,889

  B+/Ba2

 Sun Healthcare Group, Inc., Term Loan, 7.5%, 10/18/16

                        2,794,847

                1,265,000

  BB+/Ba2

 Universal Health Services, Inc., Tranche B Term Loan, 5.5%, 11/15/16

                         1,279,754

  $                  13,810,834

 Health Care Services - 8.4%

                  830,000

  NR/NR

 AccentCare, Inc., Term Loan, 0.0%, 12/22/16

  $                       833,631

                  742,500

  BB-/Ba3

 Alliance HealthCare Services, Initial Term Loan, 5.5%, 6/1/16

                           748,765

                    630,101

  B+/NR

 Aveta, Inc., NAMM Term Loan, 8.5%, 4/14/15

                           634,826

                1,485,000

  BB-/B1

 Butler Animal Health Supply LLC, Term Loan, 5.5%, 12/31/15

                         1,497,994

               2,243,909

  B-/B3

 CCS Medical, Inc., First Lien Term Loan, 9.0%, 3/31/15

                         1,997,079

                  798,609

 (d)

  NR/NR

 CCS Medical, Inc., Second Lien Term Loan, 3.0%, 3/31/16

                           535,068

                2,981,250

  BB-/Ba2

 Gentiva Health Services, Inc., Borrowing Term Loan B, 6.75%, 8/17/16

                          3,035,911

                1,065,647

  BB-/Ba3

 Inventiv Health, Inc., Term Loan B, 4.75%, 8/4/16

                         1,072,308

                   128,333

  BB-/Ba3

 Inventiv Health, Inc., Term Loan B-1, 4.75%, 8/4/16

                             129,135

               2,004,228

  CCC-/B2

 LifeCare Holdings, Term Loan, 13.563%, 2/1/16

                         2,021,765

                 1,016,396

 (c)(d)(e)

  NR/Caa1

 Medical Staffing Network, Inc., Second Lien Term Loan, 0.0%, 7/2/14

                                          -

               2,545,000

  B+/B1

 National Mentor Holdings, Inc., Tranche B Term Loan, 7.0%, 2/9/17

                         2,518,489

                     74,257

  NR/B2

 National Specialty Hospitals, Inc., Delayed Draw Term Loan 0.75%, 2/3/17

                              74,722

                  1,128,218

  NR/B2

 National Specialty Hospitals, Inc., Initial Term Loan 8.25%, 2/3/17

                          1,133,859

                   875,510

  N/R/N/R

 Physican Oncology Services LP, Effective Date Term Loan, 0.0%, 1/31/17

                           866,755

               2,977,500

  NR/B1

 Prime Healthcare Services, Inc., Term Loan B, 7.25%, 4/28/15

                        2,925,394

                1,644,800

  BB/Ba3

 RehabCare Group, Inc., Term Loan B, 6.0%, 11/24/15

                         1,657,478

                  375,000

  B/Ba3

 Renal Advantage, Inc., Tranche B Term Loan, 5.75%, 12/17/16

                           380,859

               3,000,000

  B+/B1

 Rural/Metro Operating, Inc., Term Loan, 6.0%, 11/24/16

                         3,042,501

               2,250,000

  B+/B1

 Virtual Radiologic Corp., Term Loan, 7.75%, 12/22/16

                        2,258,438

  $                27,364,977

 Health Care Supplies - 1.6%

                  462,476

  BB-/B1

 Bausch & Lomb, Inc., Delayed Draw Term Loan, 3.512%, 4/24/15

  $                      464,028

                 1,904,721

  BB-/B1

 Bausch & Lomb, Inc., Parent Term Loan, 3.543%, 4/24/15

                             1,911,113

               2,794,347

  BB-/B1

 Biomet, Inc., Dollar Term Loan, 3.293%, 3/25/15

                        2,798,268

  $                    5,173,409

 Health Care Technology - 0.9%

                1,500,000

  B+/Ba3

 MedAssets, Inc., Term Loan, 5.25%, 11/16/16

  $                     1,514,375

                1,200,000

  B/B2

 Medical Card Sytem, Inc., Term Loan, 12.0%, 9/17/15

                         1,254,000

  $                   2,768,375

 Managed Health Care - 0.2%

                    630,101

  B+/B1

 Aveta, Inc., MMM Term Loan, 8.5%, 4/14/15

  $                      634,826

 Total Health Care Equipment & Services

  $                56,408,776

 Pharmaceuticals & Biotechnology & Life Sciences - 3.3%

 Biotechnology - 2.7%

               2,056,667

  BB/B1

 Axcan Intermediate Holdings, Inc., Term Loan, 3.833%, 2/10/17

  $                   2,066,629

                 1,269,231

  B+/B1

 Generic Drug Holdings, Inc., Closing Date Term Loan, 6.5%, 4/8/16

                         1,262,885

                    174,519

  B+/B1

 Generic Drug Holdings, Inc., Delayed Draw Term Loan, 6.5%, 4/8/16

                            173,647

                  400,000

  BB-/Ba3

 Grifols, Inc., U.S. Tranche B Term Loan, 0.0%, 10/10/16

                           405,582

                  1,821,315

  B+/B1

 HGI Holding, Inc., Initial Term Loan, 6.75%, 10/1/16

                         1,840,288

                  1,118,750

  BB/B1

 Ikaria Acquisition, Inc., Term Loan, 7.0%, 5/14/16

                         1,089,383

                   361,350

  BB/Ba3

 Warner Chilcott Co., Inc., Term Loan, 6.25%, 4/30/15

                           364,766

                   649,831

  BB/Ba3

 Warner Chilcott Co., LLC, Term Loan A, 6.0%, 10/30/14

                            651,996

                  535,493

  BB/Ba3

 Warner Chilcott Co., LLC, Term Loan B-2, 6.25%, 4/30/15

                           540,088

                    155,613

  BB/Ba3

 Warner Chilcott Co., LLC, Term Loan B-3, 6.5%, 2/22/16

                            157,234

                   321,583

  BB/Ba3

 Warner Chilcott Corp., Term Loan B-1, 6.25%, 4/30/15

                           324,342

  $                   8,876,840

 Pharmaceuticals - 0.6%

                 2,194,214

 (d)

  CCC+/NR

 Graceway Pharmaceuticals LLC, Mezzanine Loan, 0.0%, 11/1/13

  $                          21,942

                1,929,449

  BBB-/Baa3

 Mylan, Inc., U.S. Tranche B Term Loan, 3.563%, 10/2/14

                         1,943,462

  $                    1,965,404

 Total Pharmaceuticals & Biotechnology & Life Sciences

  $                 10,842,244

 Diversified Financials - 2.4%

 Consumer Finance - 0.8%

               2,500,000

  B+/B2

 AGFS Funding Co., Term Loan, 7.25%, 4/21/15

  $                   2,528,898

 Investment Banking & Brokerage - 0.1%

                   313,258

  B+/Ba3

 LPL Holdings, Inc., Term Loan, 5.25%, 6/28/17

  $                       317,369

 Other Diversified Financial Services - 0.4%

                  369,473

  B-/B2

 BNY ConvergEX Group LLC, Second Lien (EZE) Term Loan, 8.75%, 12/18/17

  $                      380,742

                  880,527

  B+/NR

 BNY ConvergEX Group LLC, Second Lien (TOP) Term Loan, 8.75%, 12/18/17

                           907,383

  $                     1,288,125

 Specialized Finance - 1.1%

                 1,773,214

  CCC+/B2

 Collect Acquisition Corp., Advance Term Loan B, 7.5%, 5/15/13

  $                    1,759,029

                 1,902,157

  BB+/Ba2

 MSCI, Inc., Term Loan, 4.75%, 6/1/16

                           1,917,018

  $                   3,676,047

 Total Diversified Financials

  $                    7,810,439

 Insurance - 1.7%

 Insurance Brokers - 1.6%

                  839,375

  B/B2

 HUB International, Ltd., Additional Term Loan, 6.75%, 6/13/14

  $                      847,244

                   853,154

  B/B2

 HUB International, Ltd., Delayed Draw Term Loan, 2.803%, 6/13/14

                            853,261

               3,093,872

  B/B2

 HUB International, Ltd., Initial Term Loan, 2.803%, 6/13/14

                        3,094,259

                  493,750

  B-/B3

 USI Holdings Corp., New Term Loan Series C, 7.0%, 5/5/14

                            502,391

  $                    5,297,155

 Multi-Line Insurance - 0.1%

                  232,565

  B-/B2

 AMWINS Group, Inc., Initial Term Loan, 2.816%, 6/8/13

  $                       232,129

 Total Insurance

  $                   5,529,284

 Real Estate - 1.8%

 Diversified Real Estate Investment Trust - 1.5%

               5,000,000

  CCC+/Ca

 Spirit Finance Corp., Term Loan, 3.454%, 8/1/13

  $                   4,806,250

 Real Estate Development - 0.2%

                  595,500

  B/Ba3

 Ozburn-Hessey Holding Co. LLC, First Lien Term Loan, 7.5%, 4/8/16

  $                      603,688

 Specialized Real Estate Investment Trust - 0.1%

                  475,833

  BB/Ba1

 MPT Operating Partnership LP, Term Loan, 5.0%, 5/17/16

  $                       478,213

 Total Real Estate

  $                     5,888,151

 Software & Services - 12.7%

 Application Software - 3.0%

                 1,585,612

  BB+/Ba2

 Nuance Communications, Inc., Term Loan, 2.02%, 3/29/13

  $                     1,581,648

               3,509,527

  B+/B1

 Serena Software, Inc., Term Loan, 2.303%, 3/11/13

                         3,510,990

                1,897,283

  BB-/B1

 Verint Systems, Inc., Term Loan, 5.25%, 5/25/14

                          1,904,991

                1,595,000

  NR/B1

 Vertafore, Inc., First Lien Term Loan, 5.25%, 7/29/16

                          1,610,208

                1,000,000

  NR/Caa1

 Vertafore, Inc., Second Lien Term Loan, 9.75%, 10/29/17

                         1,024,063

  $                    9,631,900

 Data Processing & Outsourced Services - 1.2%

                  498,750

  BBB-/Ba1

 Fidelity National Information Services, Inc., Term Loan B, 5.25%, 7/18/16

  $                      504,984

                1,475,000

  B-/B2

 Fifth Third Processing, Inc., Second Lien Term Loan, 8.25%, 11/3/17

                           1,490,119

                  945,984

  B+/B1

 First Data Corp., Initial Tranche B-2 Term Loan, 3.012%, 9/24/14

                            898,148

                 1,176,857

  BBB/Baa3

 Lender Processing Services, Inc., Term Loan B, 2.762%, 7/2/14

                          1,177,337

  $                   4,070,588

 Internet Software & Services - 0.6%

                1,995,000

  B/B1

 Savvis Communications Corp., Term Loan, 6.75%, 8/4/16

  $                     2,017,133

 IT Consulting & Other Services - 1.6%

                    913,841

  B+/B1

 Activant Solutions, Inc., Term Loan, 2.313%, 5/2/13

  $                       913,269

               2,500,000

  BB/Ba3

 SunGard Data Systems, Inc., Incremental Term Loan B, 3.763%, 2/28/14

                         2,519,533

                1,623,362

  BB/Ba3

 SunGard Data Systems, Inc., Tranche A U.S. Term Loan, 2.014%, 2/28/14

                          1,618,864

  $                    5,051,666

 Systems Software - 6.3%

                1,000,000

  NR/B1

 Applied Systems, Inc.,  First Lien Term Loan, 5.5%, 12/8/16

  $                    1,007,083

                1,300,000

  NR/NR

 Applied Systems, Inc., Second Lien Term Loan, 9.25%, 6/8/17

                          1,319,500

                2,319,368

  BB-/Ba3

 Dealer Computer Services, Inc., Term Loan, 5.25%, 4/21/17

                        2,339,083

                2,216,658

  B+/B1

 Infor Enterprise Solutions Holdings, Inc., Delayed Draw Term Loan, 4.02%, 7/28/12

                         2,194,953

                2,791,206

  B+/B1

 Infor Enterprise Solutions Holdings, Inc., Dollar Tranche B-1 First Lien Term Loan, 3.02%, 7/28/12

                        2,749,338

               4,248,855

  B+/B1

 Infor Enterprise Solutions Holdings, Inc., Initial U.S. Term Loan, 4.02%, 7/28/12

                        4,207,250

                1,466,667

  NR/NR

 Infor Enterprise Solutions Holdings, Inc., Second Lien Delayed Draw Term Loan, 6.512%, 3/2/14

                         1,283,333

               2,533,333

  CCC+/Caa2

 Infor Enterprise Solutions Holdings, Inc., Second Lien Initial Dollar Term Loan, 6.512%, 3/2/14

                         2,185,000

                1,975,000

  BB+/Ba1

 Rovi Solutions Corp., Tranche B Loan, 4.0%, 2/7/18

                         1,998,453

                  272,938

  B+/B1

 Telcordia Technologies, Inc., Term Loan, 6.75%, 4/30/16

                           275,837

                  1,040,911

  BB-/B1

 Vangent, Inc., Term Loan, 2.32%, 2/14/13

                         1,025,298

  $                 20,585,128

 Total Software & Services

  $                  41,356,415

 Technology Hardware & Equipment - 2.9%

 Communications Equipment - 0.8%

                1,000,000

  BB/Ba3

 CommScope, Inc., Term Loan B, 5.0%, 1/14/18

  $                     1,016,458

                1,485,000

  BB-/Ba3

 TowerCo Finance LLC, Term Loan, 5.25%, 2/2/17

                         1,499,850

  $                    2,516,308

 Electronic Components - 0.5%

                      35,915

  BB-/Ba2

 Flextronics International, Ltd., A-1-B Delayed Draw Loan, 2.512%, 10/1/14

  $                         35,844

                 1,142,820

  BB+/Ba2

 Flextronics International, Ltd., A-3 Delayed Draw Loan, 2.513%, 10/1/14

                          1,142,820

                   449,281

  B-/B2

 Generac Acquisition Corp., First Lien Term Loan, 2.796%, 11/10/13

                           448,832

  $                    1,627,496

 Electronic Equipment & Instruments - 0.7%

                  823,702

  BB+/Ba2

 Itron, Inc., Dollar Term Loan, 3.77%, 4/18/14

  $                      829,536

                1,500,000

  B/B2

 Scitor Corp., Term Loan, 5.75%, 2/15/17

                          1,514,370

  $                   2,343,906

 Electronic Manufacturing Services - 0.5%

                  749,889

  NR/B2

 FCI USA, Inc., Facility Term Loan B-1, 3.678%, 11/1/13

  $                      744,265

                  749,889

  NR/B2

 FCI USA, Inc., Facility Term Loan B-5-B, 3.678%, 11/1/13

                           744,265

  $                    1,488,530

 Technology Distributors - 0.4%

                1,290,250

  B/B1

 Securus Technologies, Inc., Term Loan, 8.0%, 10/31/14

  $                    1,306,378

 Total Technology Hardware & Equipment

  $                    9,282,618

 Semiconductors & Semiconductor Equipment - 0.7%

 Semiconductors - 0.6%

                1,492,500

  BB+/Ba2

 Intersil Corp., Term Loan, 4.75%, 4/27/16

  $                     1,503,321

                  450,000

  NR/Ba1

 Microsemi Corp., Term Loan, 5.0%, 11/2/17

                           452,250

  $                     1,955,571

 Semiconductors Equipment - 0.1%

                   465,814

  BB/B3

 Aeroflex, Inc., Tranche B-2 Term Loan, 4.813%, 8/15/14

  $                       467,416

 Total Semiconductors & Semiconductor Equipment

  $                   2,422,987

 Telecommunication Services - 7.6%

 Alternative Carriers - 2.0%

               6,500,000

  B+/B1

 Level 3 Financing, Inc., Tranche A Term Loan, 2.553%, 3/13/14

  $                   6,358,489

 Integrated Telecommunication Services - 3.6%

  EURO

                   745,314

  B/B2

 Amsterdamse Beheer-EN Consultingmaatschappij B.V., Casema Facility Term Loan B-1, 3.612%, 9/15/14

  $                    1,036,437

  EURO

                   387,153

  NR/B2

 Amsterdamse Beheer-EN Consultingmaatschappij B.V., Casema Facility Term Loan B-2, 3.612%, 9/15/14

                           538,377

  EURO

                   849,351

  B/B2

 Amsterdamse Beheer-EN Consultingmaatschappij B.V., Kabelcom Facility Term Loan B, 3.612%, 9/15/14

                             1,181,110

  EURO

                  247,322

  B/B2

 Amsterdamse Beheer-EN Consultingmaatschappij B.V., Kabelcom Facility Term Loan C, 4.362%, 9/14/15

                           343,927

                1,000,000

  CCC+/Caa1

 Hargray Acquisition Co., Second Lien Term Loan, 5.811%, 1/29/15

                           965,835

               3,942,473

  B+/B1

 Telesat Canada, U.S. Term I Loan, 3.27%, 10/31/14

                        3,943,707

                  338,643

  B+/B1

 Telesat Canada, U.S. Term II Loan, 3.27%, 10/31/14

                           338,749

                  1,113,795

  B+/Ba1

 Time Warner Telecom Holdings, Inc., Term Loan  B-2, 3.52%, 12/30/16

                          1,120,283

                  265,905

  BB-/Ba3

 West Corp., Term Loan B-2, 2.737%, 10/24/13

                           265,739

                   651,568

  BB-/Ba3

 West Corp., Term Loan B-5, 4.612%, 7/15/16

                            657,541

                 1,166,078

  BB+/Baa3

 Windstream Corp., Tranche B-2 Term Loan, 3.06%, 12/17/15

                          1,167,536

  $                   11,559,241

 Wireless Telecommunication Services - 2.0%

                   516,225

  BB-/Ba1

 MetroPCS Wireless, Inc., Tranche B-1 Term Loan, 2.563%, 11/3/13

  $                       515,993

                5,624,071

  BB-/Ba1

 MetroPCS Wireless, Inc., Tranche B-2 Term Loan, 3.813%, 11/3/16

                         5,662,152

                  500,000

  BB-/B1

 Syniverse Holdings, Inc., Term Loan, 5.25%, 12/21/17

                           507,000

  $                    6,685,145

 Total Telecommunication Services

  $                24,602,875

 Utilities - 2.0%

 Electric Utilities - 1.9%

                   881,057

 (a)(d)(e)

  CC/Ca

 GBGH LLC, First Lien Term Loan, 4.0%, 6/9/13

  $                       314,537

                   317,940

 (a)(d)(e)

  CC/Ca

 GBGH LLC, Second Lien Term Loan, 0.0%, 6/9/14

                                 3,179

                  875,000

  NR/Ba3

 Equipower Resources Holdings LLC,  Facility Term B,  5.75%, 1/26/18

                           884,844

               5,727,274

  B-/B2

 Texas Competitive Electric Holdings Co., LLC, Initial Tranche B-2 Term Loan, 3.787%, 10/10/14

                        4,840,978

  $                   6,043,538

 Independent Power Producers & Energy Traders - 0.1%

                   275,941

  BB-/Ba3

 Mach Gen LLC, First Lien Synthetic LC Loan, 0.053%, 2/22/13

  $                      257,544

 Total Utilities

  $                    6,301,082

  TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS

 (Cost $451,863,865)

  $              430,492,328

 CLAIMS - 0.0% of Net Assets

 Capital Goods - 0.0%

 Aerospace & Defense - 0.0%

                1,200,000

 (a)(e)(g)

  B+/B1

 Northwest Airlines, Inc., ALPA Claim-Escrow, 0.0%

  $                                   -

               2,500,000

 (a)(e)(g)

  B+/B1

 Northwest Airlines, Inc., Bell Atlantic Claim-Escrow, 0.0%

                                        -

               2,500,000

 (a)(e)(g)

  B+/B1

 Northwest Airlines, Inc., EDC Claim-Escrow, 0.0%

                                        -

                2,130,600

 (a)(e)(g)

  B+/B1

 Northwest Airlines, Inc., Flight Attendant Claim-Escrow, 0.0%

                                        -

                1,500,000

 (a)(e)(g)

  B+/B1

 Northwest Airlines, Inc., GE Claim-Escrow, 0.0%

                                        -

                1,264,500

 (a)(e)(g)

  B+/B1

 Northwest Airlines, Inc., IAM Claim-Escrow, 0.0%

                                        -

                1,404,900

 (a)(e)(g)

  CCC+/B1

 Northwest Airlines, Inc., Retiree Claim-Escrow, 0.0%

                                        -

 Total Capital Goods

  $                                   -

  TOTAL CLAIMS

 (Cost $0)

  $                                   -

 CORPORATE NOTES - 12.0%  of Net Assets

 Energy - 1.1%

 Oil & Gas Drilling - 0.2%

                  600,000

  B-/B3

 Offshore Group Investments, Ltd., 11.5%, 8/1/15(144A)

  $                      672,000

 Oil & Gas Exploration & Production - 0.9%

               2,490,000

  BB-/B1

 Denbury Resources, Inc., 8.25%, 2/15/20

  $                    2,770,125

 Total Energy

  $                    3,442,125

 Materials - 1.1%

 Paper Packaging - 0.3%

                1,000,000

 (b)

  B/B1

 Berry Plastics Corp., 5.053%, 2/15/15

  $                    1,000,000

 Paper Products - 0.8%

                1,750,000

  B+/B1

 Appleton Papers, Inc., 10.5%, 6/15/15 (144A)

  $                      1,811,250

                  650,000

  B/B3

 Exopack Holdings Corp., 11.25%, 2/1/14

                           673,562

  $                    2,484,812

 Total Materials

  $                    3,484,812

 Capital Goods - 1.2%

 Aerospace & Defense - 0.8%

                  550,000

  BBB-/Ba3

 Digitalglobe, Inc., 10.5%, 5/1/14

  $                      624,938

                1,850,000

  NR/NR

 Spirit AeroSystems, Inc., 7.5%, 10/1/17

                         1,965,625

  $                   2,590,563

 Construction & Farm Machinery & Heavy Trucks - 0.4%

                1,000,000

  B+/B3

 Manitowoc Co., Inc., 9.5%, 2/15/18

  $                      1,117,500

 Total Capital Goods

  $                   3,708,063

 Automobiles &  Components - 0.0%

 Auto Parts & Equipment - 0.0%

                   127,932

  NR/NR

 Delphi International Holdings S.A.R.L, 12.0%, 10/6/14

  $                       140,726

 Total Automobiles & Components

  $                       140,726

 Consumer Durables & Apparel - 0.3%

 Housewares & Specialties - 0.3%

                1,000,000

  BB-/Ba3

 Jarden Corp., 8.0%, 5/1/16

  $                    1,095,000

 Total Consumer Durables & Apparel

  $                    1,095,000

 Media - 0.3%

 Advertising - 0.3%

                  936,000

  BB-/NR

 MDC Partners, Inc., 11.0%, 11/1/16 (144A)

  $                     1,040,130

 Total Media

  $                     1,040,130

 Retailing - 0.6%

 Catalog Retail - 0.6%

                1,825,000

  BB+/Ba2

 QVC, Inc., 7.5%, 10/1/19 (144A)

  $                     1,948,188

 Total Retailing

  $                     1,948,188

 Pharmaceuticals & Biotechnology & Life Sciences - 5.9%

 Biotechnology - 0.4%

                 3,071,061

 (a)(b)(c)(d)

  NR/NR

 Molecular Insight Pharmaceuticals, Inc., 8.466%, 11/16/12 (144A)

  $                    1,228,424

 Pharmaceuticals - 5.5%

               9,429,000

 (a)(d)

  NR/NR

 Azithromycin Royalty Sub LLC, 16.0%, 5/15/19 (144A)

  $                   8,674,680

             12,458,538

 (a)(d)

  NR/NR

 Celtic Pharma Phinco B.V., 17.0%, 6/15/12 (144A)

                        6,229,269

                  435,449

 (a)(b)(d)

  NR/NR

 Pharma VI, 5.56%, 10/15/14 (144A)

                            391,904

                1,407,986

 (a)(d)

  NR/NR

 Pharma X, 15.5%, 3/30/17 (144A)

                         1,407,986

                1,500,000

 (a)(d)

  NR/NR

 TCD Pharma, 16.0%, 4/15/24 (144A)

                         1,275,000

  $                 17,978,839

 Total Pharmaceuticals & Biotechnology & Life Sciences

  $                 19,207,263

 Diversified Financials - 0.4%

 Consumer Finance - 0.1%

                  200,000

  BBB/Baa1

 Capital One Financial Corp., 7.375%, 5/23/14

  $                      230,489

 Other Diversified Financial Services - 0.3%

                  500,000

 (b)

  NR/NR

 Lodestone Re, Ltd., 6.12%, 5/17/13 (144A)

  $                      499,550

                  500,000

 (b)

  NR/NR

 Lodestone Re, Ltd., 8.37%, 5/17/13 (144A)

                           507,950

  $                    1,007,500

 Total Diversified Financials

  $                    1,237,989

 Insurance - 0.4%

 Reinsurance - 0.4%

                  250,000

 (b)

  NR/NR

 Muteki, Ltd., 4.713%, 5/24/11 (144A)

  $                        251,125

                  500,000

 (b)

  NR/NR

 Mystic Re, Ltd., 10.311%, 6/7/11 (144A)

                           508,750

                  600,000

 (b)

  NR/NR

 Residential Reinsurance 2008, Ltd., 7.046%, 6/6/11 (144A)

                           605,940

 Total Insurance

  $                     1,365,815

 Real Estate - 0.6%

 Real Estate Services - 0.3%

                1,000,000

 (b)

  NR/NR

 Valais Re, Ltd., 14.811%, 6/6/11 (144A)

  $                    1,032,000

 Specialized Real Estate Investment Trusts - 0.3%

                  750,000

  BBB-/Baa2

 Hospitality Properties Trust, 7.875%, 8/15/14

  $                      843,232

 Total Real Estate

  $                    1,875,232

 Telecommunication Services - 0.1%

 Integrated Telecommunication Services - 0.1%

                  300,000

  BB/Ba2

 Frontier Communications Corp., 8.25%, 5/1/14

  $                       337,125

 Total Telecommunication Services

  $                       337,125

  TOTAL CORPORATE NOTES

 (Cost $45,889,861)

  $                38,882,468

  Shares

 COMMON STOCKS - 7.4% of Net Assets

 Energy - 0.0%

 Oil & Gas Drilling - 0.0%

                            138

 (a)(e)(g)

 TARH E&P Holdings GP, LLP Class A Membership Interest

  $                                     1

                   130,056

 (a)(e)(g)

 TARH E&P Holdings LP, Class A Partnership Interest

                                  1,301

  $                            1,302

 Oil & Gas Equipment & Services - 0.0%

                   213,605

 (e)(g)

 Value Creation, Inc.

  $                          49,129

 Total Energy

  $                          50,431

 Materials - 0.3%

 Commodity Chemicals - 0.3%

                     34,850

 (g)

 Georgia Gulf Corp.

  $                       1,112,412

 Total Materials

  $                       1,112,412

 Transportation - 0.1%

 Airlines - 0.0%

                        3,514

 (g)

 Delta Airlines, Inc.

  $                         39,497

 Trucking - 0.1%

                      12,887

 (g)

 SIRVA Worldwide, Inc.

  $                       193,305

 Total Transportation

  $                      232,802

 Automobiles & Components - 5.4%

 Auto Parts & Equipment - 5.4%

                           829

 (g)

 Delphi DIP Holdco LLP, Class B Subscription

  $                 17,409,000

 Total Automobiles & Components

  $                 17,409,000

 Consumer Services - 0.2%

 Leisure Facilities - 0.2%

                        1,306

 (e)(g)

 Lake at Las Vegas A Shares

  $                       610,692

                                9

 (e)(g)

 Lake at Las Vegas B Shares

                                4,226

 Total Consumer Services

  $                        614,918

 Media - 1.3%

 Broadcasting - 1.3%

                       5,325

 (g)

 Charter Communications, Inc.

  $                      243,725

                           376

 (e)(g)

 New Young Broadcasting Holdings Co.

                           563,248

  $                      806,973

 Movies & Entertainment - 1.0%

                    140,010

 (g)

 Metro-Goldwyn- Mayer, Inc.

  $                   3,402,243

 Total Media

  $                    4,209,216

 Health Care Equipment & Services - 0.0%

 Health Care Services - 0.0%

                      15,034

 (g)

 CCS Medical, Inc.

  $                       135,306

 Total Health Care Equipment & Services

  $                       135,306

 Telecommunication Services - 0.1%

 Alternative Carriers - 0.1%

                      57,813

 (g)

 Clearwire Corp.

  $                      290,799

 Total Telecommunication Services

  $                      290,799

 Utilities - 0.0%

 Electric Utilities - 0.0%

                        1,589

 (a)(e)(g)

 GBGH, LLC Membership Interest

  $                                  16

 Total Utilities

  $                                  16

 TOTAL COMMON STOCKS

 (Cost $12,312,303)

  $                24,054,900

 LIQUIDATING TRUSTS - 0.0% of Net Assets

 Consumer Services - 0.0%

 Hotels, Resorts & Cruise Lines - 0.0%

               3,377,886

 (e)(g)

 Yellowstone Mountain Club LLC, Liquidating Trust

  $                                   -

 Total Consumer Services

  $                                   -

 Energy - 0.0%

 Oil & Gas Drilling - 0.0%

               4,995,000

 (a)(g)

 Crusader Energy Group, Inc., Liquidating Trust

  $                                   -

 Total Energy

  $                                   -

 TOTAL LIQUIDATING TRUSTS

 (Cost $0)

  $                                   -

 RIGHTS/WARRANTS - 0.5% of Net Assets

 Consumer Services - 0.0%

 Leisure Facilities - 0.0%

                             38

 (e)(g)

 Lake at Las Vegas Series C,  Expires 7/15/15

  $                                   -

                             52

 (e)(g)

 Lake at Las Vegas Series D,  Expires 7/15/15

                                        -

                             58

 (e)(g)

 Lake at Las Vegas Series E,  Expires 7/15/15

                                        -

                             66

 (e)(g)

 Lake at Las Vegas Series F,  Expires 7/15/15

                                        -

                             75

 (e)(g)

 Lake at Las Vegas Series G,  Expires 7/15/15

                                        -

  $                                   -

 Total Consumer Services

  $                                   -

 Media - 0.5%

 Broadcasting - 0.5%

                         1,018

 (e)(g)

 New Young Broadcasting Holdings Co., Expires 12/1/24

  $                    1,524,964

 Total Media

  $                    1,524,964

 Telecommunication Services - 0.0%

 Integrated Telecommunication Services - 0.0%

                   133,333

 (a)(e)(g)

 Clearwire Corp., Expires 5/17/11 (144A)

  $                                   -

 Total Telecommunication Services

  $                                   -

 TOTAL RIGHTS/WARRANTS

 (Cost $2,959,069)

  $                    1,524,964

 TEMPORARY CASH INVESTMENTS - 5.6% of Net Assets

 Repurchase Agreements - 5.6%

               2,605,000

 Barclays Plc, 0.17%, dated 2/28/11, repurchase price of $2,605,000 plus accrued interest on 3/1/11 collateralized by the following:

    $2,645,030 Federal National Mortgage Association, 3.5%, 11/1/40

    $12,070 Freddie Mac Giant, 4.5%, 3/1/41

  $                   2,605,000

               2,605,000

 BNP Paribas SA, 0.17%, dated 2/28/11, repurchase price of $2,605,000 plus accrued interest on 3/1/11 collateralized by $2,657,101 U.S. Treasury

 Note, 0.5%, 10/15/13

                        2,605,000

               2,605,000

 BNP Paribas SA, 0.19%, dated 2/28/11, repurchase price of $2,605,000 plus accrued interest on 3/1/11 collateralized by

    $819,546 Federal Home Loan Mortgage Corp., 2.031% - 6.786%, 2/1/20 - 9/1/49

    $1,627,555 Federal National Mortgage Association (ARM), 1.432% - 6.236%, 6/1/24 - 11/1/41

    $209,999 Government National Mortgage Association (ARM), 1.705% - 3.5%, 2/20/23 - 8/20/60

                        2,605,000

               2,605,000

 Deutsche Bank AG, 0.19%, dated 2/28/11, repurchase price of $2,605,000 plus accrued interest on 3/1/11 collateralized by $2,657,100 Freddie Mac Giant,

 4.0% - 7.0%, 3/1/39 - 1/1/41

                        2,605,000

               2,605,000

 JPMorgan, Inc., 0.19%, dated 2/28/11, repurchase price of $2,605,000 plus accrued interest on 3/1/11 collateralized by the following:

 $2,657,217 Federal National Mortgage Association, 3.0% - 3.5%, 2/1/26

                        2,605,000

               2,605,000

 Societe Generale SA, 0.17%, dated 2/28/11, repurchase price of $2,605,000 plus accrued interest on 3/1/11 collateralized by

 $2,657,103 U.S. Treasury Bill, 0.0%, 5/26/11

                        2,605,000

               2,605,000

 Societe Generale SA, 0.2%, dated 2/28/11, repurchase price of $2,605,000 plus accrued interest on 3/1/11 collateralized by $2,657,100

 Federal National Mortgage Association (ARM), 2.661% - 5.074%, 12/1/12 - 9/1/38

                        2,605,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $18,235,000)

  $                 18,235,000

 TOTAL INVESTMENTS IN SECURITIES - 160.3%

 (Cost $537,693,353)(h)

  $              520,393,540

 OTHER ASSETS AND LIABILITIES - (4.1)%

  $               (13,230,573)

 PREFERRED SHARES AT REDEMPTION VALUE, INCLUDING

 DIVIDENDS PAYABLE - (56.2)%

  $             (182,490,594)

 NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0%

  $              324,672,373

 NR

 Security not rated by S&P or Moody's.

 *

 Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major

 European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks,

 (iii) the certificate of deposit (iv) other base lending rates used by commercial lenders.  The interest rate shown is the rate accruing at February 28, 2011.

 (144A)

 Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At February 28, 2011, the value of these securities amounted to

 $42,416,701 or 13.1% of total net assets applicable to common shareowners.

 (a)

 Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is

 $65,524,933. The aggregate fair value of $39,095,442 represents 12.0% of the total net assets applicable to common shareowners.

 (b)

 Floating Rate Note. The rate shown is the coupon rate at February 28, 2011.

 (c)

 Security is in default and is non-income producing.

 (d)

 Payment-in-Kind (PIK) security which may pay interest in additional principal amount.

 (e)

 Security is valued using fair value methods (other than prices supplied by independent pricing services).

 (f)

 The company and agent bank are in the process of negotiating forbearance.

 (g)

 Non-income producing.

 (h)

 At February 28, 2011, the net unrealized loss on investments based on cost for federal income tax purposes of $538,029,652 was as follows:

   Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

  $                 28,765,196

   Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

                    (46,401,308)

   Net unrealized loss

  $                 (17,636,112)

   For financial reporting purposes net unrealized loss on investments was $17,299,813 and cost of investments aggregated $537,693,353.

 Purchases and sales of securities (excluding temporary cash investments) for the period ended February 28, 2011, aggregated

 $87,768,476 and $88,760,880, respectively.

 Glossary of Terms:

 LC- Letter of Credit

 Principal amounts are denominated in U.S. dollars unless otherwise noted.

 AUD - Australian Dollar

 EURO - Euro

 For the period ended February 28, 2011, the Trust had unfunded loan commitments of $3,764,545, (excluding net unrealized appreciation on those commitments of

 $99,808 as of February 28, 2011) which could be extended at the option of the borrower, pursuant to the loan agreements:

 Unfunded Loan

 Borrower

 Commitment

 Axcan Intermediate Holdings, Inc., Term Loan

  $                    1,028,333

 Delphi Holdings LLP, Tranche A-1 Loan

                              32,763

 Delphi Holdings LLP, Tranche A-2 Loan

                              76,448

 Delphi Holdings LLP, Tranche B-1A Loan

                            331,844

 Delphi Holdings LLP, Tranche B-2A Loan

                           774,303

 Inventiv Health, Inc., Term Loan B-2

                           256,667

 National Specialty Hospitals, Inc., Delayed Daw Term Loan

                            122,525

 Physician Oncology Services LP, Effective Date Term Loan

                              99,490

 SIRVA Worldwide, Inc., Revolving Credit Loan

                          1,042,172

  $                   3,764,545

 The Trust had the following bridge loan commitments outstanding as of February 28, 2011:

 Loan

 Principal Amount

 Cost

 Value

 EchoStar Statellite Services LLC, 0.0%, 1/31/19, Senior Secured Bridge Loan

$
2,500,000

$
2,500,000

$
2,500,000

 EchoStar Statellite Services LLC, 0.0%, 6/30/19, Senior Unsecured Bridge Loan

$
1,200,000

$
1,200,000

$
1,200,000

 Pioneer Floating Rate Trust

  SCHEDULE OF INVESTMENTS 2/28/11 (unaudited)(continued)

 Various inputs are used in determining the value of the Trust’s investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2 and securities valued using fair value methods are categorized as Level 3.

 The following is a summary of the inputs used as of February 28, 2011, in valuing the Trust’s investments:

 Level 1

 Level 2

 Level 3

 Total

 Collateralized loan obligations

  $                -

  $                  -

  $                      7,203,880

  $                 7,203,880

 Senior secured floating rate loan interests (oil & gas drilling)

                    -

          1,446,671

        1,383,411

            2,830,082

 Senior secured floating rate loan interests (cable & satellite)

                    -

         18,628,564

        9,143,647

          27,772,211

 Senior secured floating rate loan interests (health care services)

                    -

         27,364,977

                   -

          27,364,977

 Senior secured floating rate loan interests (electric utilities)

                    -

          5,725,822

           317,716

            6,043,538

 Senior secured floating rate loan interests (other industries)

                    -

       366,481,520

                   -

        366,481,520

 Claims

                    -

                      -

                   -

                       -

 Corporate notes (biotechnology)

                    -

                      -

        1,228,424

            1,228,424

 Corporate notes (pharmaceuticals)

                    -

                      -

      17,978,839

          17,978,839

 Corporate notes (other industries)

                    -

         19,675,205

                   -

          19,675,205

 Common stock (oil & gas drilling)

                    -

                      -

              1,302

                  1,302

 Common stock (oil & gas equipment & services)

                    -

                      -

             49,129

                 49,129

 Common stock (leisure facilities)

                    -

                      -

           614,918

               614,918

 Common stock (broadcasting)

            243,725

                      -

           563,248

               744,298

 Common stock (electric utilities)

                    -

                      -

                   16

                       16

 Common stock  (other industries)

         1,442,708

         21,139,854

                   -

          22,582,562

 Liquidating trust

                    -

                      -

                   -

                       -

 Rights/Warrants

                    -

                      -

        1,524,964

            1,524,964

 Temporary cash investments

                    -

         18,235,000

                   -

          18,235,000

 Total

  $                   1,686,433

  $                  478,697,613

  $                    40,009,494

  $              520,393,540

 Other Financial Instruments*

  $                -

  $          99,808

  $                -

  $           99,808

 *Other financial instruments include net appreciation on unfunded corporate loans.

 Pioneer Floating Rate Trust

  SCHEDULE OF INVESTMENTS 2/28/11 (unaudited)(concluded)

 The following is a reconciliation of assets valued using significant unobservable inputs (level 3):

 Balance as of 11/30/10

 Realized gain (loss)

 Change in unrealized appreciation (depreciation)

 Net purchases (sales)

 Transfer in and out of Level 3*

 Balance as of 2/28/11

 Collateralized loan obligations

$
4,928,964

$
-

$
2,274,916

$
-

$
-

$
7,203,880

 Senior secured floating rate loan interests (oil & gas drilling)

1,360,984

-

(711
)

23,138

-

1,383,411

 Senior secured floating rate loan interests (cable & satellite)

10,509,939

-

(1,366,292
)

-

-

9,143,647

 Senior secured floating rate loan interest (health services)

-

-

-

-

-

-

 Senior secured floating rate loan interests (electric utilities)

333,042

-

(24,660
)

9,334

-

317,716

 Claims

-

-

-

-

-

-

 Corporate notes (biotechnology)

4,391,415

31,299

131,791

(3,326,081
)

-

1,228,424

 Corporate notes (pharmaceuticals)

16,805,356

-

1,332,423

(158,940
)

-

17,978,839

 Common stock (oil & gas drilling)

1,301

1

-

1,302

 Common stock (oil & gas equipment & services)

49,129

-

-

-

-

49,129

 Common stock (leisure facilities)

614,918

-

-

-

-

614,918

 Common stock (broadcasting)

563,248

-

-

-

-

563,248

 Common stock (electric utilities)

16

-

-

-

-

16

 Rights/Warrants

1,524,964

-

-

-

-

1,524,964

 Ending balance

$
41,083,276

$
31,299

$
2,347,468

$
(3,452,549
)

$
-

$
40,009,494

 *Transfers are calculated beginning of period.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Floating Rate Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 29, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date April 29, 2011

* Print the name and title of each signing officer under his or her signature.